Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	96 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000212507_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Puritan® K6 Fund
C000212507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,265
C000212507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,518
C000212507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,091
C000212507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,227
C000212507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,821
C000212507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,966
C000212507_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,775
C000212507_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Puritan Composite Index℠
C000212507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,258
C000212507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,919
C000212507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,056
C000212507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000212507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,630
C000212507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,211
C000212507_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,960
C000212507_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,176
C000212507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000212507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,276
C000212507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,449
C000212507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,752
C000212507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,298
C000212507_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,680
C000019557_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Puritan® Fund
C000019557_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,264
C000019557_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,879
C000019557_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,030
C000019557_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,876
C000019557_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,103
C000019557_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,752
C000019557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,762
C000019557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,719
C000019557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,095
C000019557_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,084
C000019557_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Puritan Composite Index℠
C000019557_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,974
C000019557_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,186
C000019557_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,944
C000019557_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,041
C000019557_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,737
C000019557_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,774
C000019557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,200
C000019557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,456
C000019557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,664
C000019557_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,571
C000019557_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019557_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,623
C000019557_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,909
C000019557_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,315
C000019557_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,455
C000019557_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,895
C000019557_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,325
C000019557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,566
C000019557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,960
C000019557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,718
C000019557_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,793
C000064276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,276
C000064276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,904
C000064276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,061
C000064276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,931
C000064276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,186
C000064276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,838
C000064276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,875
C000064276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,875
C000064276_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,275
C000064276_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,324
C000064276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Puritan Composite Index℠
C000064276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,974
C000064276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,186
C000064276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,944
C000064276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,041
C000064276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,737
C000064276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,774
C000064276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,200
C000064276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,456
C000064276_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,664
C000064276_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,571
C000064276_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064276_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,623
C000064276_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,909
C000064276_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,315
C000064276_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,455
C000064276_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,895
C000064276_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,325
C000064276_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,566
C000064276_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,960
C000064276_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,718
C000064276_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,793
C000212506_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Balanced K6 Fund
C000212506_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,235
C000212506_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,421
C000212506_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,544
C000212506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,598
C000212506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,241
C000212506_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,306
C000212506_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,390
C000212506_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Balanced Hybrid Composite Index℠
C000212506_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,258
C000212506_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,919
C000212506_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,056
C000212506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000212506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,630
C000212506_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,211
C000212506_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,960
C000212506_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212506_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,176
C000212506_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000212506_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,276
C000212506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,449
C000212506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,752
C000212506_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,298
C000212506_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,680
C000019555_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Balanced Fund
C000019555_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,212
C000019555_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,645
C000019555_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,975
C000019555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,756
C000019555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,668
C000019555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,151
C000019555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,141
C000019555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,941
C000019555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,522
C000019555_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,087
C000019555_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced Hybrid Composite Index℠
C000019555_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,974
C000019555_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,186
C000019555_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,944
C000019555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,041
C000019555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,737
C000019555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,774
C000019555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,200
C000019555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,456
C000019555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,664
C000019555_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,571
C000019555_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019555_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,623
C000019555_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,909
C000019555_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,315
C000019555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,455
C000019555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,895
C000019555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,325
C000019555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,566
C000019555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,960
C000019555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,718
C000019555_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,793
C000064274_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064274_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000064274_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,667
C000064274_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,014
C000064274_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,810
C000064274_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,750
C000064274_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,236
C000064274_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,256
C000064274_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,088
C000064274_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,709
C000064274_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,317
C000064274_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced Hybrid Composite Index℠
C000064274_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,974
C000064274_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,186
C000064274_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,944
C000064274_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,041
C000064274_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,737
C000064274_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,774
C000064274_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,200
C000064274_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,456
C000064274_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,664
C000064274_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,571
C000064274_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064274_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,623
C000064274_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,909
C000064274_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,315
C000064274_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,455
C000064274_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,895
C000064274_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,325
C000064274_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,566
C000064274_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,960
C000064274_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,718
C000064274_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,793
C000254532_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254532_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254532_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,193
C000254532_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,978
C000254532_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254532_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254532_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254532_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,211
C000254532_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254532_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254532_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254532_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,411
C000254533_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,414
C000254533_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,207
C000254533_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254533_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,211
C000254533_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254533_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254533_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254533_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,411
C000254530_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254530_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,742
C000254530_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,531
C000254530_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254530_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254530_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,211
C000254530_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254530_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254530_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,411
C000254529_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254529_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,836
C000254529_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,768
C000254529_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254529_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254529_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,211
C000254529_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254529_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254529_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,411
C000254531_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254531_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,848
C000254531_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,793
C000254531_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254531_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254531_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,211
C000254531_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254531_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254531_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 13,411